Hedging derivatives - Maturity profile (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€) £ / $	Dec. 31, 2019 EUR (€) zł / € £ / $	Dec. 31, 2019 EUR (€) R$ / € £ / $	Dec. 31, 2019 EUR (€) $ / € £ / $	Dec. 31, 2019 EUR (€) £ / € £ / $	Dec. 31, 2019 EUR (€) ¥ / € £ / $	Dec. 31, 2019 EUR (€) € / $ £ / $	Dec. 31, 2019 EUR (€) $ / € £ / $	Dec. 31, 2019 EUR (€) Kč / € £ / $	Dec. 31, 2019 EUR (€) $ / € £ / $	Dec. 31, 2019 EUR (€) $ / € £ / $	Dec. 31, 2019 EUR (€) $ / Chilean_peso £ / $	Dec. 31, 2019 EUR (€) $ / $ £ / $	Dec. 31, 2019 EUR (€) Moroccan_Dirham / € £ / $	Dec. 31, 2019 EUR (€) SFr / € £ / $	Dec. 31, 2019 EUR (€) Chilean_peso / € £ / $	Dec. 31, 2019 EUR (€) € / £ £ / $	Dec. 31, 2019 EUR (€) ¥ / € £ / $	Dec. 31, 2019 EUR (€) $ / € £ / $	Dec. 31, 2019 EUR (€) kr / € £ / $	Dec. 31, 2019 EUR (€) Romanian_leu / € £ / $	Dec. 31, 2019 EUR (€) € / $ £ / $	Dec. 31, 2019 EUR (€) $ / Mexican_Pesos £ / $	Dec. 31, 2019 EUR (€) Saudi_Riyal / € £ / $	Dec. 31, 2019 EUR (€) £ / ¥ £ / $	Dec. 31, 2019 EUR (€) £ / $	Dec. 31, 2019 EUR (€) kr / € £ / $	Dec. 31, 2019 EUR (€) kr / € £ / $	Dec. 31, 2019 EUR (€) $ / R$ £ / $	Dec. 31, 2019 EUR (€) / $ £ / $	Dec. 31, 2019 EUR (€) $ / € £ / $	Dec. 31, 2019 EUR (€) £ / $ £ / $	Dec. 31, 2019 EUR (€) $ / $ £ / $	Dec. 31, 2018 EUR (€) zł / €	Dec. 31, 2018 EUR (€) R$ / €	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) £ / €	Dec. 31, 2018 EUR (€) ¥ / €	Dec. 31, 2018 EUR (€) € / $	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) Kč / €	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) $ / $	Dec. 31, 2018 EUR (€) SFr / €	Dec. 31, 2018 EUR (€) Chilean_peso / €	Dec. 31, 2018 EUR (€) € / £	Dec. 31, 2018 EUR (€) ¥ / €	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) kr / €	Dec. 31, 2018 EUR (€) € / $	Dec. 31, 2018 EUR (€) $ / Mexican_Pesos	Dec. 31, 2018 EUR (€) £ / ¥	Dec. 31, 2018 EUR (€) £ / $	Dec. 31, 2018 EUR (€) kr / €	Dec. 31, 2018 EUR (€) kr / €	Dec. 31, 2018 EUR (€) $ / R$	Dec. 31, 2018 EUR (€) / $	Dec. 31, 2018 EUR (€) R$ / $	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) £ / $	Dec. 31, 2018 EUR (€) $ / $
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000
1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000
1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000
3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000
Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000
More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000
Fair value hedges | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000
Fair value hedges | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000
Fair value hedges | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000
Fair value hedges | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000
Fair value hedges | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000
Fair value hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000
Fair value hedges | Interest rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	9,055,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000	12,519,000,000
Fair value hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	37,627,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000	21,987,000,000
Fair value hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	86,119,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000	73,817,000,000
Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	45,317,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000	46,310,000,000
Fair value hedges | Interest rate risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	78,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000	109,000,000
Fair value hedges | Interest rate risk | Equity swap | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Equity swap | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000
Fair value hedges | Interest rate risk | Equity swap | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000
Fair value hedges | Interest rate risk | Equity swap | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000
Fair value hedges | Interest rate risk | Equity swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000
Fair value hedges | Interest rate risk | Future interest rate | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000
Fair value hedges | Interest rate risk | Future interest rate | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000
Fair value hedges | Interest rate risk | Future interest rate | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000
Fair value hedges | Interest rate risk | Future interest rate | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000
Fair value hedges | Interest rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000
Fair value hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000
Fair value hedges | Interest rate risk | Interest rate swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000
Fair value hedges | Interest rate risk | Interest rate swaps | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000
Fair value hedges | Interest rate risk | Interest rate swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000
Fair value hedges | Interest rate risk | Interest rate swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000
Fair value hedges | Interest rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000
Fair value hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000
Fair value hedges | Interest rate risk | Call money swap | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000
Fair value hedges | Interest rate risk | Call money swap | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000
Fair value hedges | Interest rate risk | Call money swap | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000
Fair value hedges | Interest rate risk | Call money swap | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000
Fair value hedges | Interest rate risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000
Fair value hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000
Fair value hedges | Interest rate risk | Currency swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Currency swaps | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Currency swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000
Fair value hedges | Interest rate risk | Currency swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000
Fair value hedges | Interest rate risk | Currency swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000
Fair value hedges | Interest rate risk | Swaption
Disclosure of detailed information about hedged items [line items]
Notional amount	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000
Fair value hedges | Interest rate risk | Swaption | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Swaption | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Swaption | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Swaption | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000
Fair value hedges | Interest rate risk | Swaption | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Collar
Disclosure of detailed information about hedged items [line items]
Notional amount	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000
Fair value hedges | Interest rate risk | Collar | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Collar | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Collar | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Collar | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Collar | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000
Fair value hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000
Fair value hedges | Interest rate risk | Floor | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Floor | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Floor | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Floor | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000
Fair value hedges | Interest rate risk | Floor | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000
Fair value hedges | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000
Fair value hedges | Exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000
Fair value hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000
Fair value hedges | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000
Fair value hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000
Fair value hedges | Exchange rate risk | Currency swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000
Fair value hedges | Exchange rate risk | Currency swaps | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Exchange rate risk | Currency swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000
Fair value hedges | Exchange rate risk | Currency swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000
Fair value hedges | Exchange rate risk | Currency swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000
Fair value hedges | Exchange rate risk | Fx forward | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000
Fair value hedges | Exchange rate risk | Fx forward | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000
Fair value hedges | Exchange rate risk | Fx forward | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000
Fair value hedges | Exchange rate risk | Fx forward | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000
Fair value hedges | Exchange rate risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000
Fair value hedges | Interest rate and exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000
Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000	3,615,000,000
Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000	639,000,000
Fair value hedges | Interest rate and exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	3,933,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000	4,503,000,000
Fair value hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,881,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000	2,556,000,000
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000	3,022,000,000
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000
Fair value hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Fair value hedges | Interest rate and exchange rate risk | Call money swap | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Call money swap | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Call money swap | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Call money swap | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Fair value hedges | Interest rate and exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000
Fair value hedges | Interest rate and exchange rate risk | Currency swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000
Fair value hedges | Interest rate and exchange rate risk | Currency swaps | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000
Fair value hedges | Interest rate and exchange rate risk | Currency swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000
Fair value hedges | Interest rate and exchange rate risk | Currency swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000
Fair value hedges | Interest rate and exchange rate risk | Currency swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000
Fair value hedges | Inflation risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000
Fair value hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000
Fair value hedges | Inflation risk | Call money swap | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Call money swap | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Call money swap | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Call money swap | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000
Fair value hedges | Inflation risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount																																		104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000
Fair value hedges | Inflation risk | Currency swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Currency swaps | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Currency swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Currency swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Currency swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000
Fair value hedges | Credit risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000
Fair value hedges | Credit risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Fair value hedges | Credit risk | CDS
Disclosure of detailed information about hedged items [line items]
Notional amount	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000
Fair value hedges | Credit risk | CDS | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | CDS | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | CDS | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | CDS | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000
Fair value hedges | Credit risk | CDS | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000
Cash flow hedges | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000
Cash flow hedges | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000
Cash flow hedges | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000
Cash flow hedges | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000
Cash flow hedges | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000
Cash flow hedges | Futures
Disclosure of detailed information about hedged items [line items]
Notional amount	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000
Cash flow hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000
Cash flow hedges | Interest rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,179,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000	2,984,000,000
Cash flow hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	13,011,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000	7,530,000,000
Cash flow hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,332,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000	26,020,000,000
Cash flow hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	1,265,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000	552,000,000
Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000
Cash flow hedges | Interest rate risk | Future interest rate | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000
Cash flow hedges | Interest rate risk | Future interest rate | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Future interest rate | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Future interest rate | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000
Cash flow hedges | Interest rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000
Cash flow hedges | Interest rate risk | Interest rate swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000
Cash flow hedges | Interest rate risk | Interest rate swaps | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000
Cash flow hedges | Interest rate risk | Interest rate swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000
Cash flow hedges | Interest rate risk | Interest rate swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000
Cash flow hedges | Interest rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000
Cash flow hedges | Interest rate risk | Futures
Disclosure of detailed information about hedged items [line items]
Notional amount	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000
Cash flow hedges | Interest rate risk | Futures | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000
Cash flow hedges | Interest rate risk | Futures | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000
Cash flow hedges | Interest rate risk | Futures | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000
Cash flow hedges | Interest rate risk | Futures | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000
Cash flow hedges | Interest rate risk | Futures | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000
Cash flow hedges | Interest rate risk | Call money swap | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Call money swap | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000
Cash flow hedges | Interest rate risk | Call money swap | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000
Cash flow hedges | Interest rate risk | Call money swap | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000
Cash flow hedges | Interest rate risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000
Cash flow hedges | Interest rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000
Cash flow hedges | Interest rate risk | Currency swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Currency swaps | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000
Cash flow hedges | Interest rate risk | Currency swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000
Cash flow hedges | Interest rate risk | Currency swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000
Cash flow hedges | Interest rate risk | Currency swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000
Cash flow hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000
Cash flow hedges | Interest rate risk | Floor | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Floor | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Floor | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000
Cash flow hedges | Interest rate risk | Floor | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000
Cash flow hedges | Interest rate risk | Floor | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount																																		985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000	985,000,000
Cash flow hedges | Interest rate risk | Fx forward | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount																																		49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000
Cash flow hedges | Interest rate risk | Fx forward | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount																																		377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000
Cash flow hedges | Interest rate risk | Fx forward | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount																																		559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000
Cash flow hedges | Interest rate risk | Fx forward | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000
Cash flow hedges | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000
Cash flow hedges | Exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000
Cash flow hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000
Cash flow hedges | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000
Cash flow hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000
Cash flow hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000
Cash flow hedges | Exchange rate risk | Future interest rate | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000
Cash flow hedges | Exchange rate risk | Future interest rate | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future interest rate | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future interest rate | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000
Cash flow hedges | Exchange rate risk | Interest rate swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Interest rate swaps | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Interest rate swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Interest rate swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000
Cash flow hedges | Exchange rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000
Cash flow hedges | Exchange rate risk | Currency swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000
Cash flow hedges | Exchange rate risk | Currency swaps | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000
Cash flow hedges | Exchange rate risk | Currency swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000
Cash flow hedges | Exchange rate risk | Currency swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000
Cash flow hedges | Exchange rate risk | Currency swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000
Cash flow hedges | Exchange rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount																																		314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000
Cash flow hedges | Exchange rate risk | Floor | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Floor | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Floor | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount																																		314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000
Cash flow hedges | Exchange rate risk | Floor | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Floor | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000
Cash flow hedges | Exchange rate risk | Fx forward | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000
Cash flow hedges | Exchange rate risk | Fx forward | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Fx forward | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000
Cash flow hedges | Exchange rate risk | Fx forward | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000
Cash flow hedges | Exchange rate risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future FX and c/v term FV
Disclosure of detailed information about hedged items [line items]
Notional amount																																		4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000
Cash flow hedges | Exchange rate risk | Future FX and c/v term FV | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount																																		4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000
Cash flow hedges | Exchange rate risk | Future FX and c/v term FV | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future FX and c/v term FV | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future FX and c/v term FV | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future FX and c/v term FV | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000
Cash flow hedges | Interest rate and exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000
Cash flow hedges | Interest rate and exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	9,221,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000
Cash flow hedges | Interest rate and exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	20,782,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000
Cash flow hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	7,541,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	7,347,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000
Cash flow hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000
Cash flow hedges | Interest rate and exchange rate risk | Call money swap | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Call money swap | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Call money swap | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000
Cash flow hedges | Interest rate and exchange rate risk | Call money swap | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000
Cash flow hedges | Interest rate and exchange rate risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000
Cash flow hedges | Interest rate and exchange rate risk | Currency swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Currency swaps | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Currency swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000
Cash flow hedges | Interest rate and exchange rate risk | Currency swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000
Cash flow hedges | Interest rate and exchange rate risk | Currency swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000
Cash flow hedges | Inflation risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000
Cash flow hedges | Inflation risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000
Cash flow hedges | Inflation risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000
Cash flow hedges | Inflation risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000
Cash flow hedges | Inflation risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000
Cash flow hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000
Cash flow hedges | Inflation risk | Call money swap | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Inflation risk | Call money swap | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Inflation risk | Call money swap | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000
Cash flow hedges | Inflation risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Inflation risk | Currency swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000
Cash flow hedges | Inflation risk | Currency swaps | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000
Cash flow hedges | Inflation risk | Currency swaps | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000
Cash flow hedges | Inflation risk | Currency swaps | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000
Cash flow hedges | Inflation risk | Currency swaps | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000
Cash flow hedges | Inflation risk | Currency swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000
Cash flow hedges | Inflation risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000
Cash flow hedges | Inflation risk | Fx forward | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Inflation risk | Fx forward | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000
Cash flow hedges | Inflation risk | Fx forward | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000
Cash flow hedges | Inflation risk | Fx forward | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000
Cash flow hedges | Inflation risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000
Cash flow hedges | Equity risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000
Cash flow hedges | Equity risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000
Cash flow hedges | Equity risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | Option
Disclosure of detailed information about hedged items [line items]
Notional amount	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000
Cash flow hedges | Equity risk | Option | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | Option | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | Option | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000
Cash flow hedges | Equity risk | Option | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000
Cash flow hedges | Equity risk | Option | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Other risk
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Other risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Other risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Other risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Other risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Other risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Other risk | Future FX and c/v term FV
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Other risk | Future FX and c/v term RF
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Other risk | Future FX and c/v term RF | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Other risk | Future FX and c/v term RF | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Other risk | Future FX and c/v term RF | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Other risk | Future FX and c/v term RF | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Other risk | Future FX and c/v term RF | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000
Hedges of net investment in foreign operations | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000
Hedges of net investment in foreign operations | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000
Hedges of net investment in foreign operations | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000
Hedges of net investment in foreign operations | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000
Hedges of net investment in foreign operations | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000
Hedges of net investment in foreign operations | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000
Hedges of net investment in foreign operations | Exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000
Hedges of net investment in foreign operations | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000
Hedges of net investment in foreign operations | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000
Hedges of net investment in foreign operations | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Hedges of net investment in foreign operations | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000
Hedges of net investment in foreign operations | Exchange rate risk | Fx forward | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000
Hedges of net investment in foreign operations | Exchange rate risk | Fx forward | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000
Hedges of net investment in foreign operations | Exchange rate risk | Fx forward | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000
Hedges of net investment in foreign operations | Exchange rate risk | Fx forward | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000
Hedges of net investment in foreign operations | Exchange rate risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Grupo Santander UK | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000
Grupo Santander UK | Fair value hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000
Grupo Santander UK | Fair value hedges | Interest rate risk | 1 month | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	77.00%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%	63.30%
Grupo Santander UK | Fair value hedges | Interest rate risk | 1 month | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	(41.00%)	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%	151.30%
Grupo Santander UK | Fair value hedges | Interest rate risk | 1 month | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)	(22.30%)
Grupo Santander UK | Fair value hedges | Interest rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000
Grupo Santander UK | Fair value hedges | Interest rate risk | 1 to 3 months | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%	78.80%
Grupo Santander UK | Fair value hedges | Interest rate risk | 1 to 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	29.00%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%	131.40%
Grupo Santander UK | Fair value hedges | Interest rate risk | 1 to 3 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	154.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%
Grupo Santander UK | Fair value hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000
Grupo Santander UK | Fair value hedges | Interest rate risk | 3 to 12 months | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%	105.70%
Grupo Santander UK | Fair value hedges | Interest rate risk | 3 to 12 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	221.00%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%	133.70%
Grupo Santander UK | Fair value hedges | Interest rate risk | 3 to 12 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	199.00%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%	91.10%
Grupo Santander UK | Fair value hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000
Grupo Santander UK | Fair value hedges | Interest rate risk | Between one and five years | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	133.00%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%	158.60%
Grupo Santander UK | Fair value hedges | Interest rate risk | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	136.00%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%	268.40%
Grupo Santander UK | Fair value hedges | Interest rate risk | Between one and five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	269.00%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%	108.50%
Grupo Santander UK | Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000
Grupo Santander UK | Fair value hedges | Interest rate risk | More than five years | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%	284.90%
Grupo Santander UK | Fair value hedges | Interest rate risk | More than five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	236.00%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%	217.90%
Grupo Santander UK | Fair value hedges | Interest rate risk | More than five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	456.00%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%	126.10%
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 2,019,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000	€ 5,687,000,000
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000
Average exchange rate					0.000																					0.000											0.000																	1.580
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk | 1 month | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk | 1 month | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%	361.50%
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000
Average exchange rate					0.000																					1.511											0.000																	1.332
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	238.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate					0.000																					0.000											0.000																	0.000
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000
Average exchange rate					1.178																					0.000											1.183																	1.511
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	352.00%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%	388.80%
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%	237.50%
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000
Average exchange rate					1.160																					0.000											1.168																	0.000
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk | More than five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	212.00%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%	392.30%
Grupo Santander UK | Fair value hedges | Interest rate and exchange rate risk | More than five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%	795.00%
Grupo Santander UK | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,729,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000	€ 7,608,000,000
Grupo Santander UK | Cash flow hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Grupo Santander UK | Cash flow hedges | Interest rate risk | 1 month | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Grupo Santander UK | Cash flow hedges | Interest rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000
Grupo Santander UK | Cash flow hedges | Interest rate risk | 1 to 3 months | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%	72.60%
Grupo Santander UK | Cash flow hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000
Grupo Santander UK | Cash flow hedges | Interest rate risk | 3 to 12 months | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	82.00%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%	73.30%
Grupo Santander UK | Cash flow hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000
Grupo Santander UK | Cash flow hedges | Interest rate risk | Between one and five years | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	146.00%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%	133.40%
Grupo Santander UK | Cash flow hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Grupo Santander UK | Cash flow hedges | Interest rate risk | More than five years | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Grupo Santander UK | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 15,322,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000	€ 17,673,000,000
Grupo Santander UK | Cash flow hedges | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	€ 1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	€ 1,395,000,000	€ 1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	4,378,000,000	4,378,000,000	4,378,000,000	€ 4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	€ 4,378,000,000	€ 4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000
Average exchange rate					0.000																				0.000	1.286											0.000																0.000	1.304
Grupo Santander UK | Cash flow hedges | Exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	€ 2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	€ 2,491,000,000	€ 2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,853,000,000	2,853,000,000	2,853,000,000	€ 2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	€ 2,853,000,000	€ 2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000
Average exchange rate					1.144																				145.928	1.252											0.000																147.215	1.307
Grupo Santander UK | Cash flow hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	€ 4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	€ 4,417,000,000	€ 4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	3,310,000,000	3,310,000,000	3,310,000,000	€ 3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	€ 3,310,000,000	€ 3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000
Average exchange rate					1.117																				143.086	1.293											1.280																146.372	1.310
Grupo Santander UK | Cash flow hedges | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	€ 7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	€ 7,019,000,000	€ 7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,132,000,000	7,132,000,000	7,132,000,000	€ 7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	€ 7,132,000,000	€ 7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000
Average exchange rate					1.153																				140.815	1.299											1.135																145.319	1.305
Grupo Santander UK | Cash flow hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	0	0	0	0	0	0	0	0
Average exchange rate					0.000																				0.000	0.000											0.000																0.000	0.000
Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	€ 30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	€ 30,960,000,000	€ 30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	33,642,000,000	33,642,000,000	33,642,000,000	€ 33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	€ 33,642,000,000	€ 33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000
Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate					1.274																					0.000											0.000																	0.000
Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk | 1 month | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	249.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate					0.000																					0.000											0.000																	0.000
Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk | 1 to 3 months | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000
Average exchange rate					1.169																					1.536											1.252																	1.633
Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk | 3 to 12 months | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	216.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%	234.00%
Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000
Average exchange rate					1.311																					1.581											1.271																	1.545
Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk | Between one and five years | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	287.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%	266.00%
Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000
Average exchange rate					1.209																					1.450											1.217																	1.511
Grupo Santander UK | Cash flow hedges | Interest rate and exchange rate risk | More than five years | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	296.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 28,446,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000	€ 36,602,000,000
Banco Santander S.A. | Fair value hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000
Banco Santander S.A. | Fair value hedges | Interest rate risk | 1 month | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 1 month | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	530.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%	375.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 1 month | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 1 month | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 1 month | Japan, Yen
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000
Banco Santander S.A. | Fair value hedges | Interest rate risk | 1 to 3 months | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 1 to 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	241.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%	63.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 1 to 3 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 1 to 3 months | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 1 to 3 months | Japan, Yen
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000
Banco Santander S.A. | Fair value hedges | Interest rate risk | 3 to 12 months | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 3 to 12 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%	206.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 3 to 12 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	205.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%	138.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 3 to 12 months | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | 3 to 12 months | Japan, Yen
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000
Banco Santander S.A. | Fair value hedges | Interest rate risk | Between one and five years | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	143.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	79.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%	181.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | Between one and five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	312.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%	343.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | Between one and five years | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | Between one and five years | Japan, Yen
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%	46.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000
Banco Santander S.A. | Fair value hedges | Interest rate risk | More than five years | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	682.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%	708.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | More than five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%	320.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | More than five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%	411.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | More than five years | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%	104.00%
Banco Santander S.A. | Fair value hedges | Interest rate risk | More than five years | Japan, Yen
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 8,891,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000	€ 2,596,000,000
Banco Santander S.A. | Fair value hedges | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	211,000,000	211,000,000	211,000,000	211,000,000	€ 211,000,000	211,000,000	211,000,000	211,000,000	211,000,000	€ 211,000,000	211,000,000	€ 211,000,000	211,000,000	211,000,000	211,000,000	211,000,000	211,000,000	€ 211,000,000	211,000,000	211,000,000	211,000,000	211,000,000	211,000,000	€ 211,000,000	211,000,000	211,000,000	211,000,000	211,000,000	211,000,000	211,000,000	211,000,000	211,000,000	211,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Average exchange rate					0.00					0.00		747.72						0.00						4.16
Banco Santander S.A. | Fair value hedges | Exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	3,903,000,000	3,903,000,000	3,903,000,000	3,903,000,000	€ 3,903,000,000	3,903,000,000	3,903,000,000	3,903,000,000	3,903,000,000	€ 3,903,000,000	3,903,000,000	€ 3,903,000,000	3,903,000,000	3,903,000,000	3,903,000,000	3,903,000,000	3,903,000,000	€ 3,903,000,000	3,903,000,000	3,903,000,000	3,903,000,000	3,903,000,000	3,903,000,000	€ 3,903,000,000	3,903,000,000	3,903,000,000	3,903,000,000	3,903,000,000	3,903,000,000	3,903,000,000	3,903,000,000	3,903,000,000	3,903,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000
Average exchange rate					0.86					1.12		747.90						7.91						4.18
Banco Santander S.A. | Fair value hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,777,000,000	4,777,000,000	4,777,000,000	4,777,000,000	€ 4,777,000,000	4,777,000,000	4,777,000,000	4,777,000,000	4,777,000,000	€ 4,777,000,000	4,777,000,000	€ 4,777,000,000	4,777,000,000	4,777,000,000	4,777,000,000	4,777,000,000	4,777,000,000	€ 4,777,000,000	4,777,000,000	4,777,000,000	4,777,000,000	4,777,000,000	4,777,000,000	€ 4,777,000,000	4,777,000,000	4,777,000,000	4,777,000,000	4,777,000,000	4,777,000,000	4,777,000,000	4,777,000,000	4,777,000,000	4,777,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000
Average exchange rate					0.87					1.12		746.70						8.01						0.00
Banco Santander S.A. | Fair value hedges | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	€ 0	0	0	0	0	€ 0	0	€ 0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Average exchange rate					0.00					0.00		0.00						0.00						0.00
Banco Santander S.A. | Fair value hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	€ 0	0	0	0	0	€ 0	0	€ 0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Average exchange rate					0.00					0.00		0.00						0.00						0.00
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	€ 4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	€ 4,197,000,000	4,197,000,000	€ 4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	€ 4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	€ 4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000
Average exchange rate				0.0000		0.0000	0.0000		0.0000		0.0000		0.0003		0.0000		0.0000		0.0000	0.0000	0.0000		0.0000													0.000		0.000	0.0000		0.000		0.000	0.000			0.000		0.000	0.000	0.000	0.0000
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 month | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 month | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%	613.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 month | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 month | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 month | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 month | CZK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 month | Colombia, Pesos
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 month | HKD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 month | Japan, Yen
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 month | Norway, Krone
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000
Average exchange rate				0.0000		0.0000	0.0000		0.0000		0.0000		0.0000		0.0000		1.1711		0.0000	0.0000	0.0000		0.0000													0.000		0.000	0.0000		0.000		0.000	0.000			1.145		0.000	0.000	0.000	0.0003
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%	671.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | CZK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | Colombia, Pesos
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | HKD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | Japan, Yen
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | Norway, Krone
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000
Average exchange rate				8.7185		130.4700	0.0003		0.0000		0.0000		0.0003		0.0000		0.0000		0.0000	0.0000	0.0000		0.0000													0.000		0.000	0.0003		0.000		0.000	0.269			0.000		0.000	0.000	0.000	0.0003
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%	616.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	567.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | CZK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | Colombia, Pesos
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%	754.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | HKD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | Japan, Yen
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	54.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | Norway, Krone
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000
Average exchange rate				8.7820		132.4608	0.0000		25.4070		14.6960		0.0003		1.0924		0.0000		1.4989	0.0000	4.7271		0.0520													8.718		132.014	0.0000		25.407		14.696	0.000			0.000		1.499	0.000	0.000	0.0000
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	762.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%	947.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%	485.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%	400.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | CZK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | Colombia, Pesos
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | HKD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%	252.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | Japan, Yen
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%	64.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | Norway, Krone
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000
Average exchange rate				0.0000		125.8830	0.0000		26.0300		0.0000		0.0003		1.1053		0.0000		1.5080	9.6060	0.0000		0.0000													0.000		125.883	0.0000		26.030		0.000	0.000			0.000		1.499	9.606	0.000	0.0003
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | More than five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | More than five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	722.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | More than five years | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | More than five years | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%	124.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | More than five years | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	466.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%	480.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | More than five years | CZK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | More than five years | Colombia, Pesos
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | More than five years | HKD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | More than five years | Japan, Yen
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%	128.00%
Banco Santander S.A. | Fair value hedges | Interest rate and exchange rate risk | More than five years | Norway, Krone
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%	361.00%
Banco Santander S.A. | Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 257,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000
Banco Santander S.A. | Fair value hedges | Credit risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Banco Santander S.A. | Fair value hedges | Credit risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Banco Santander S.A. | Fair value hedges | Credit risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Banco Santander S.A. | Fair value hedges | Credit risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000
Banco Santander S.A. | Fair value hedges | Credit risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Banco Santander S.A. | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000	8,092,000,000.00000
Banco Santander S.A. | Cash flow hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	11,626,000,000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000	€ 1,942,000,000.00000
Banco Santander S.A. | Cash flow hedges | Interest rate risk | 1 month | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Cash flow hedges | Interest rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000
Banco Santander S.A. | Cash flow hedges | Interest rate risk | 1 to 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Cash flow hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	1,792,000,000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000	€ 0.00000
Banco Santander S.A. | Cash flow hedges | Interest rate risk | 3 to 12 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. | Cash flow hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	5,443,000,000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000	€ 6,130,000,000.00000
Banco Santander S.A. | Cash flow hedges | Interest rate risk | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%	50.60%
Banco Santander S.A. | Cash flow hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000	€ 20,000,000.00000
Banco Santander S.A. | Cash flow hedges | Interest rate risk | More than five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%
Banco Santander S.A. | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000
Banco Santander S.A. | Cash flow hedges | Interest rate and exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Banco Santander S.A. | Cash flow hedges | Interest rate and exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Banco Santander S.A. | Cash flow hedges | Interest rate and exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000	353,000,000
Banco Santander S.A. | Cash flow hedges | Interest rate and exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000	4,410,000,000
Banco Santander S.A. | Cash flow hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000
Banco Santander S.A. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000	€ 20,746,000,000
Banco Santander S.A. | Hedges of net investment in foreign operations | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,592,000,000	€ 2,592,000,000	€ 2,592,000,000	2,592,000,000	€ 2,592,000,000	2,592,000,000	2,592,000,000	€ 2,592,000,000	2,592,000,000	2,592,000,000	€ 2,592,000,000	2,592,000,000	2,592,000,000	€ 2,592,000,000	2,592,000,000	€ 2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	€ 373,000,000	€ 373,000,000	373,000,000	€ 373,000,000	373,000,000	373,000,000	€ 373,000,000	373,000,000	373,000,000	€ 373,000,000	373,000,000	373,000,000	€ 373,000,000	373,000,000	€ 373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000
Average exchange rate		4.37	4.59		0.89			0.00			23.49			0.00		822.13																		0.00	4.46		0.00			0.00			22.98			0.00		0.00
Banco Santander S.A. | Hedges of net investment in foreign operations | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	3,838,000,000	€ 3,838,000,000	€ 3,838,000,000	3,838,000,000	€ 3,838,000,000	3,838,000,000	3,838,000,000	€ 3,838,000,000	3,838,000,000	3,838,000,000	€ 3,838,000,000	3,838,000,000	3,838,000,000	€ 3,838,000,000	3,838,000,000	€ 3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	€ 497,000,000	€ 497,000,000	497,000,000	€ 497,000,000	497,000,000	497,000,000	€ 497,000,000	497,000,000	497,000,000	€ 497,000,000	497,000,000	497,000,000	€ 497,000,000	497,000,000	€ 497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000
Average exchange rate		4.38	4.74		0.91			0.00			23.10			10.77		822.32																		0.00	0.00		0.91			3,728.01			0.00			766.01		0.00
Banco Santander S.A. | Hedges of net investment in foreign operations | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	13,595,000,000	€ 13,595,000,000	€ 13,595,000,000	13,595,000,000	€ 13,595,000,000	13,595,000,000	13,595,000,000	€ 13,595,000,000	13,595,000,000	13,595,000,000	€ 13,595,000,000	13,595,000,000	13,595,000,000	€ 13,595,000,000	13,595,000,000	€ 13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	€ 10,587,000,000	€ 10,587,000,000	10,587,000,000	€ 10,587,000,000	10,587,000,000	10,587,000,000	€ 10,587,000,000	10,587,000,000	10,587,000,000	€ 10,587,000,000	10,587,000,000	10,587,000,000	€ 10,587,000,000	10,587,000,000	€ 10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000
Average exchange rate		4.39	4.74		0.94			3,828.61			23.27			10.87		811.64																		4.38	4.46		0.89			3,685.80			24.51			768.25		8.14
Banco Santander S.A. | Hedges of net investment in foreign operations | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,359,000,000	€ 3,359,000,000	€ 3,359,000,000	3,359,000,000	€ 3,359,000,000	3,359,000,000	3,359,000,000	€ 3,359,000,000	3,359,000,000	3,359,000,000	€ 3,359,000,000	3,359,000,000	3,359,000,000	€ 3,359,000,000	3,359,000,000	€ 3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	€ 9,289,000,000	€ 9,289,000,000	9,289,000,000	€ 9,289,000,000	9,289,000,000	9,289,000,000	€ 9,289,000,000	9,289,000,000	9,289,000,000	€ 9,289,000,000	9,289,000,000	9,289,000,000	€ 9,289,000,000	9,289,000,000	€ 9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000
Average exchange rate		0.00	4.88		0.00			0.00			0.00			0.00		824.36																		4.26	4.73		0.00			0.00			24.50			795.10		0.00
Banco Santander S.A. | Hedges of net investment in foreign operations | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	€ 0	€ 0	0	€ 0	0	0	€ 0	0	0	€ 0	0	0	€ 0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	0	€ 0	0	0	€ 0	0	0	€ 0	0	0	€ 0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Average exchange rate		0.00	0.00		0.00			0.00			0.00			0.00		0.00																		0.00	0.00		0.00			0.00			0.00			0.00		0.00
Santander Consumer Group | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	9,394,000,000	€ 9,394,000,000	€ 9,394,000,000	9,394,000,000	€ 9,394,000,000	9,394,000,000	9,394,000,000	€ 9,394,000,000	9,394,000,000	9,394,000,000	€ 9,394,000,000	9,394,000,000	9,394,000,000	€ 9,394,000,000	9,394,000,000	€ 9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	€ 11,359,000,000	€ 11,359,000,000	11,359,000,000	€ 11,359,000,000	11,359,000,000	11,359,000,000	€ 11,359,000,000	11,359,000,000	11,359,000,000	€ 11,359,000,000	11,359,000,000	11,359,000,000	€ 11,359,000,000	11,359,000,000	€ 11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000
Santander Consumer Group | Fair value hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000
Santander Consumer Group | Fair value hedges | Interest rate risk | 1 month | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(16400000.00%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)	(19.70%)
Santander Consumer Group | Fair value hedges | Interest rate risk | 1 month | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)	(65.90%)
Santander Consumer Group | Fair value hedges | Interest rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000
Santander Consumer Group | Fair value hedges | Interest rate risk | 1 to 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(2700000.00%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)	(12.50%)
Santander Consumer Group | Fair value hedges | Interest rate risk | 1 to 3 months | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(70000000.00%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)	(69.60%)
Santander Consumer Group | Fair value hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000
Santander Consumer Group | Fair value hedges | Interest rate risk | 3 to 12 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(11900000.00%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)	(3.60%)
Santander Consumer Group | Fair value hedges | Interest rate risk | 3 to 12 months | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(63000000.00%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)	(67.90%)
Santander Consumer Group | Fair value hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000
Santander Consumer Group | Fair value hedges | Interest rate risk | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(11000000.00%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)	(6.50%)
Santander Consumer Group | Fair value hedges | Interest rate risk | Between one and five years | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56000000.00%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)	(56.10%)
Santander Consumer Group | Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000
Santander Consumer Group | Fair value hedges | Interest rate risk | More than five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(12300000.00%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)	(11.30%)
Santander Consumer Group | Fair value hedges | Interest rate risk | More than five years | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Santander Consumer Group | Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 609,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000
Santander Consumer Group | Fair value hedges | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	118,000,000	€ 118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	€ 118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	€ 118,000,000	€ 118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	118,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	€ 17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	€ 17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	€ 17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000
Average exchange rate		4,382,000.000													1,093,000.000												0.000	7,458,000.000																	0.000					0.000						7,455,000.000
Santander Consumer Group | Fair value hedges | Exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	187,000,000	€ 187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	€ 187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	€ 187,000,000	€ 187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	187,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	€ 30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	€ 30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	€ 30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000
Average exchange rate		4,302,000.000													1,096,000.000												10,687,000.000	7,465,000.000																	1,138,000.000					0.000						0.000
Santander Consumer Group | Fair value hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	304,000,000	€ 304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	€ 304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	€ 304,000,000	€ 304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	€ 376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	€ 376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	€ 376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000
Average exchange rate		4,347,000.000													0.000												0.000	7,458,000.000																	1,127,000.000					9,687,000.000						7,456,000.000
Santander Consumer Group | Fair value hedges | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	0	0	0	0	0	0
Average exchange rate		0.000													0.000												0.000	0.000																	0.000					0.000						0.000
Santander Consumer Group | Fair value hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	0	0	0	0	0	0
Average exchange rate		0.000													0.000												0.000	0.000																	0.000					0.000						0.000
Santander Consumer Group | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	748,000,000	€ 748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	€ 748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	€ 748,000,000	€ 748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	€ 1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	€ 1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	€ 1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000
Santander Consumer Group | Fair value hedges | Interest rate and exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate																												0.000																											0.000	0.000
Santander Consumer Group | Fair value hedges | Interest rate and exchange rate risk | 1 month | SEK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Santander Consumer Group | Fair value hedges | Interest rate and exchange rate risk | 1 month | DKK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Santander Consumer Group | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000
Average exchange rate																												4,000.000																											0.000	134,000.000
Santander Consumer Group | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | SEK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Santander Consumer Group | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | DKK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	746200000.00%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Santander Consumer Group | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000
Average exchange rate																												0.000																											104,000.000	134,000.000
Santander Consumer Group | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | SEK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Santander Consumer Group | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | DKK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Santander Consumer Group | Fair value hedges | Interest rate and exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000
Average exchange rate																												6,000.000																											0.000	134,000.000
Santander Consumer Group | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | SEK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Santander Consumer Group | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | DKK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	744300000.00%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Santander Consumer Group | Fair value hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate																												0.000																											0.000	0.000
Santander Consumer Group | Fair value hedges | Interest rate and exchange rate risk | More than five years | SEK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Santander Consumer Group | Fair value hedges | Interest rate and exchange rate risk | More than five years | DKK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Santander Consumer Group | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 1,147,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000	€ 920,000,000
Santander Consumer Group | Cash flow hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000
Santander Consumer Group | Cash flow hedges | Interest rate risk | 1 month | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%
Santander Consumer Group | Cash flow hedges | Interest rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000
Santander Consumer Group | Cash flow hedges | Interest rate risk | 1 to 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%
Santander Consumer Group | Cash flow hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000
Santander Consumer Group | Cash flow hedges | Interest rate risk | 3 to 12 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%
Santander Consumer Group | Cash flow hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000
Santander Consumer Group | Cash flow hedges | Interest rate risk | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	21200000.00%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%	18.30%
Santander Consumer Group | Cash flow hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Santander Consumer Group | Cash flow hedges | Interest rate risk | More than five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Santander Consumer Group | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 1,318,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000	€ 4,325,000,000
Santander Consumer Group | Cash flow hedges | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	€ 14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	€ 14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	€ 14,000,000	€ 14,000,000	14,000,000	14,000,000	€ 14,000,000	14,000,000	14,000,000	€ 339,000,000	339,000,000	339,000,000	339,000,000	€ 339,000,000	339,000,000	339,000,000	339,000,000	€ 339,000,000	339,000,000	339,000,000	€ 339,000,000	339,000,000	339,000,000	339,000,000	339,000,000	€ 339,000,000	339,000,000	339,000,000	339,000,000	339,000,000	€ 339,000,000	€ 339,000,000	339,000,000	339,000,000	339,000,000	€ 339,000,000	339,000,000	339,000,000
Average exchange rate						0.000									0.000												0.000	0.000			1,539,000,000.000			0.000				0.000				0.000			896,000.000					108,000.000					101,000.000	134,000.000				654,000.000
Santander Consumer Group | Cash flow hedges | Exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	€ 25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	€ 25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	€ 25,000,000	€ 25,000,000	25,000,000	25,000,000	€ 25,000,000	25,000,000	25,000,000	€ 557,000,000	557,000,000	557,000,000	557,000,000	€ 557,000,000	557,000,000	557,000,000	557,000,000	€ 557,000,000	557,000,000	557,000,000	€ 557,000,000	557,000,000	557,000,000	557,000,000	557,000,000	€ 557,000,000	557,000,000	557,000,000	557,000,000	557,000,000	€ 557,000,000	€ 557,000,000	557,000,000	557,000,000	557,000,000	€ 557,000,000	557,000,000	557,000,000
Average exchange rate						0.000									0.000												0.000	0.000			1,500,000.000			0.000				0.000				0.000			859,000.000					108,000.000					98,000.000	134,000.000				658,000.000
Santander Consumer Group | Cash flow hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	€ 254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	€ 254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	€ 254,000,000	€ 254,000,000	254,000,000	254,000,000	€ 254,000,000	254,000,000	254,000,000	€ 2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	€ 2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	€ 2,368,000,000	2,368,000,000	2,368,000,000	€ 2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	€ 2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	€ 2,368,000,000	€ 2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	€ 2,368,000,000	2,368,000,000	2,368,000,000
Average exchange rate						131,960,000.000									1,094,000.000												10,461,000.000	7,474,000.000			1,528,000.000			234,000.000				8,000.000				897,000.000			870,000.000					108,000.000					99,000.000	134,000.000				652,000.000
Santander Consumer Group | Cash flow hedges | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	€ 953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	€ 953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	€ 953,000,000	€ 953,000,000	953,000,000	953,000,000	€ 953,000,000	953,000,000	953,000,000	€ 1,061,000,000	1,061,000,000	1,061,000,000	1,061,000,000	€ 1,061,000,000	1,061,000,000	1,061,000,000	1,061,000,000	€ 1,061,000,000	1,061,000,000	1,061,000,000	€ 1,061,000,000	1,061,000,000	1,061,000,000	1,061,000,000	1,061,000,000	€ 1,061,000,000	1,061,000,000	1,061,000,000	1,061,000,000	1,061,000,000	€ 1,061,000,000	€ 1,061,000,000	1,061,000,000	1,061,000,000	1,061,000,000	€ 1,061,000,000	1,061,000,000	1,061,000,000
Average exchange rate						123,116,000.000									1,121,000.000												10,529,000.000	0.000			1,491,000.000			233,000.000				8,000.000				0.000			900,000.000					108,000.000					99,000.000	0.000				656,000.000
Santander Consumer Group | Cash flow hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	€ 72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	€ 72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	€ 72,000,000	€ 72,000,000	72,000,000	72,000,000	€ 72,000,000	72,000,000	72,000,000	€ 0	0	0	0	€ 0	0	0	0	€ 0	0	0	€ 0	0	0	0	0	€ 0	0	0	0	0	€ 0	€ 0	0	0	0	€ 0	0	0
Average exchange rate						0.000									0.000												10,456,000.000	0.000			0.000			0.000				0.000				0.000			0.000					0.000					0.000	0.000				0.000
Santander Consumer Group | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	€ 1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	€ 1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	€ 1,782,000,000	€ 1,782,000,000	1,782,000,000	1,782,000,000	€ 1,782,000,000	1,782,000,000	1,782,000,000
Santander Consumer Group | Cash flow hedges | Interest rate and exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000
Average exchange rate						0.000									0.000					0.000							10,415,000.000	7,468,000.000			0.000
Santander Consumer Group | Cash flow hedges | Interest rate and exchange rate risk | 1 month | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Santander Consumer Group | Cash flow hedges | Interest rate and exchange rate risk | 1 month | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Santander Consumer Group | Cash flow hedges | Interest rate and exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000
Average exchange rate						0.000									1,085,000.000					9,241,000.000							10,362,000.000	7,466,000.000			0.000
Santander Consumer Group | Cash flow hedges | Interest rate and exchange rate risk | 1 to 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Santander Consumer Group | Cash flow hedges | Interest rate and exchange rate risk | 1 to 3 months | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Santander Consumer Group | Cash flow hedges | Interest rate and exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000
Average exchange rate						0.000									1,090,000.000					9,082,000.000							10,488,000.000	7,460,000.000			0.000
Santander Consumer Group | Cash flow hedges | Interest rate and exchange rate risk | 3 to 12 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Santander Consumer Group | Cash flow hedges | Interest rate and exchange rate risk | 3 to 12 months | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Santander Consumer Group | Cash flow hedges | Interest rate and exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000
Average exchange rate						4,287,000.000									1,089,000.000					9,281,000.000							10,318,000.000	7,457,000.000			0.000
Santander Consumer Group | Cash flow hedges | Interest rate and exchange rate risk | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%	41000000.00%
Santander Consumer Group | Cash flow hedges | Interest rate and exchange rate risk | Between one and five years | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%	33000000.00%
Santander Consumer Group | Cash flow hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate						0.000									0.000					0.000							0.000	0.000			0.000
Santander Consumer Group | Cash flow hedges | Interest rate and exchange rate risk | More than five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Santander Consumer Group | Cash flow hedges | Interest rate and exchange rate risk | More than five years | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Santander Consumer Group | Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 1,092,000,000	€ 943,000,000	943,000,000	943,000,000	943,000,000	€ 943,000,000	943,000,000	943,000,000	943,000,000	€ 943,000,000	943,000,000	943,000,000	€ 943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	€ 943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	€ 943,000,000	€ 943,000,000	943,000,000	943,000,000	943,000,000	€ 943,000,000	943,000,000	943,000,000
Santander Consumer Group | Hedges of net investment in foreign operations | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	€ 143,000,000	143,000,000	€ 143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	€ 181,000,000	181,000,000	€ 181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000
Average exchange rate																		0.000		9,920,000.000																												0.000		103,751,000.000
Santander Consumer Group | Hedges of net investment in foreign operations | Exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	€ 352,000,000	352,000,000	€ 352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	€ 282,000,000	282,000,000	€ 282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000
Average exchange rate																		7,967,500.000		9,878,000.000																												0.000		103,538,000.000
Santander Consumer Group | Hedges of net investment in foreign operations | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	€ 597,000,000	597,000,000	€ 597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	€ 480,000,000	480,000,000	€ 480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000
Average exchange rate																		0.000		10,186,000.000																												121,796,000.000		102,963,000.000
Santander Consumer Group | Hedges of net investment in foreign operations | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0
Average exchange rate																		0.000		0.000																												0.000		0.000
Santander Consumer Group | Hedges of net investment in foreign operations | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0
Average exchange rate																		0.000		0.000																												0.000		0.000
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	€ 2,703,000,000	2,703,000,000	€ 2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	€ 427,000,000	427,000,000	€ 427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | 1 month | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | 1 month | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	500.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | 1 to 3 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | 1 to 3 months | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	847.50%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%	518.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | 3 to 12 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | 3 to 12 months | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	842.00%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%	690.70%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | Between one and five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%	146.50%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | Between one and five years | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	712.60%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%	559.30%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | More than five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate risk | More than five years | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	658.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,690,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000	€ 1,332,000,000
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate																						21.230								0.000		0.000	0.000																		0.000							0.000			0.000	0.000
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | 1 month | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | 1 month | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | 1 month | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | 1 month | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate																						0.000								0.000		0.000	13.300																		0.000							0.000			0.000	0.000
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	393.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000
Average exchange rate																						0.000								4.680		0.000	0.000																		0.000							5,059,000.000			0.000	13,920,000.000
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%	800.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000
Average exchange rate																						20.992								0.000		25.196	13.300																		20,470,000.000							5,059,000.000			24,870,000.000	13,920,000.000
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	207.60%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%	242.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	246.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%	398.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000
Average exchange rate																						21.755								4.680		0.000	19.278																		21,890,000.000							5,059,000.000			25,310,000.000	18,390,000.000
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | More than five years | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | More than five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	301.20%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | More than five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	707.70%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%
Banco Santander S.A. (Mexico) | Fair value hedges | Interest rate and exchange rate risk | More than five years | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%	450.00%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate risk | 1 month | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate risk | 1 to 3 months | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate risk | 3 to 12 months | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate risk | Between one and five years | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	718.20%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%	725.80%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate risk | More than five years | MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000	€ 3,786,000,000
Banco Santander S.A. (Mexico) | Cash flow hedges | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000
Average exchange rate	3.550
Banco Santander S.A. (Mexico) | Cash flow hedges | Exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Average exchange rate	0.000
Banco Santander S.A. (Mexico) | Cash flow hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000
Average exchange rate	4.320
Banco Santander S.A. (Mexico) | Cash flow hedges | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000
Average exchange rate	5.210
Banco Santander S.A. (Mexico) | Cash flow hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Average exchange rate	0.000
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000	€ 4,337,000,000
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	€ 1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	€ 1,415,000,000	1,415,000,000	€ 1,415,000,000	€ 1,415,000,000
Average exchange rate																						16.710								0.000		0.000	0.000																		0.000								5,863,000.000		0.000	18,729,000.000
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | 1 month | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | 1 month | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%	151.00%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | 1 month | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	€ 44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	€ 44,000,000	44,000,000	€ 44,000,000	€ 44,000,000
Average exchange rate																						19.318								0.000		0.000	0.000																		0.000								0.000		0.000	20,289,000.000
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | 1 to 3 months | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | 1 to 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | 1 to 3 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%	793.00%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	€ 56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	€ 56,000,000	56,000,000	€ 56,000,000	€ 56,000,000
Average exchange rate																						0.000								0.000		23.130	16.220																		16,679,000.000								5,732,000.000		0.000	17,918,000.000
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | 3 to 12 months | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%	108.30%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | 3 to 12 months | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | 3 to 12 months | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%	262.80%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	€ 2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	2,719,000,000	€ 2,719,000,000	2,719,000,000	€ 2,719,000,000	€ 2,719,000,000
Average exchange rate																						19.169								0.000		25.196	12.725																		18,932,000.000								5,736,000.000		23,127,000.000	16,443,000.000
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | Between one and five years | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%	675.00%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | Between one and five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | Between one and five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%	344.10%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	€ 103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	€ 103,000,000	103,000,000	€ 103,000,000	€ 103,000,000
Average exchange rate																						21.493								0.000		0.000	18.227																		18,688,000.000								0.000		25,947,000.000	18,508,000.000
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | More than five years | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | More than five years | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%
Banco Santander S.A. (Mexico) | Cash flow hedges | Interest rate and exchange rate risk | More than five years | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%	412.50%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	€ 12,325,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	€ 7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	€ 7,620,000,000	7,620,000,000	€ 7,620,000,000	€ 7,620,000,000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | 1 month | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	792000000.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%	950.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | 1 to 3 months | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%	696.70%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | 3 to 12 months | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	925000000.00%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%	693.70%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | Between one and five years | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	688000000.00%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%	1005.50%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate risk | More than five years | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	4000000.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%	1003.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 284,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000	€ 411,000,000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	€ 6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000
Average exchange rate | $ / R$																													0.000																												3,247,000.000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	€ 1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	€ 15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000
Average exchange rate | $ / R$																													3,730,000.000																												3,303,000.000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	€ 90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	€ 36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000
Average exchange rate | $ / R$																													3,750,000.000																												3,551,000.000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	€ 193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	€ 316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000
Average exchange rate | $ / R$																													3,830,000.000																												3,642,000.000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	€ 38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000
Average exchange rate | $ / R$																													0.000																												3,265,000.000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	€ 7,000,000	7,000,000	7,000,000	7,000,000	7,000,000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate and exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate | € / $																						0.00
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate and exchange rate risk | 1 month | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate | € / $																						0.00
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate and exchange rate risk | 1 to 3 months | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000
Average exchange rate | € / $																						0.00
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate and exchange rate risk | 3 to 12 months | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%	457000000.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate and exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate | € / $																						0.00
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate and exchange rate risk | Between one and five years | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate | € / $																						0.00
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Fair value hedges | Interest rate and exchange rate risk | More than five years | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	€ 10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | 1 month | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | 1 to 3 months | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | 3 to 12 months | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | Between one and five years | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	450000000.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%	650.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate risk | More than five years | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 9,290,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000	€ 272,000,000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0
Average exchange rate | $ / R$																													0.00																												0.000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	€ 8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000
Average exchange rate | $ / R$																													0.00																												3,716,000.000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	€ 9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	€ 26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000
Average exchange rate | $ / R$																													4,570,000.00																												3,648,000.000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0
Average exchange rate | $ / R$																													0.00																												0.000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000
Average exchange rate | $ / R$																													0.00																												3,135,000.000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	€ 389,000,000	389,000,000	389,000,000	389,000,000	389,000,000
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate and exchange rate risk | 1 month
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate | € / $																						0.00
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate and exchange rate risk | 1 month | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate and exchange rate risk | 1 to 3 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate | € / $																						0.00
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate and exchange rate risk | 1 to 3 months | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate and exchange rate risk | 3 to 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate | € / $																						0.00
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate and exchange rate risk | 3 to 12 months | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate and exchange rate risk | Between one and five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000
Average exchange rate | € / $																						4,570,000.00
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate and exchange rate risk | Between one and five years | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate | € / $																						0.00
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Cash flow hedges | Interest rate and exchange rate risk | More than five years | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%